Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2015
Summary of Significant Accounting Policies [Abstract]
Summary of property and equipment useful life
Internal-use software	3 years
Equipment	3 to 5 years
Computer equipment	3 to 7 years
Furniture and fixtures	5 to 7 years
Leasehold improvements	Shorter of life of asset or lease